AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 12, 2014.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 247	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 249	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Daniel E. Draper	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St. Suite 3100
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on [date] pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE:

This filing relates solely to the following series of the Registrant:

PowerShares DWA NASDAQ Momentum Portfolio (formerly, PowerShares Dynamic OTC Portfolio)

PowerShares DWA Basic Materials Momentum Portfolio (formerly, PowerShares Dynamic Basic Materials Sector Portfolio)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (formerly, PowerShares Dynamic Consumer Discretionary Sector Portfolio)

PowerShares DWA Consumer Staples Momentum Portfolio (formerly, PowerShares Dynamic Consumer Staples Sector Portfolio)

PowerShares DWA Energy Momentum Portfolio (formerly, PowerShares Dynamic Energy Sector Portfolio)

PowerShares DWA Financial Momentum Portfolio (formerly, PowerShares Dynamic Financial Sector Portfolio)

PowerShares DWA Healthcare Momentum Portfolio (formerly, PowerShares Dynamic Healthcare Sector Portfolio)

PowerShares DWA Industrials Momentum Portfolio (formerly, PowerShares Dynamic Industrials Sector Portfolio)

PowerShares DWA Technology Momentum Portfolio (formerly, PowerShares Dynamic Technology Sector Portfolio)

PowerShares DWA Utilities Momentum Portfolio (formerly, PowerShares Dynamic Utilities Portfolio)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 12th day of March, 2014.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	March 12, 2014
Andrew Schlossberg

/s/ Steven Hill	Treasurer	March 12, 2014
Steven Hill

/s/ Anna Paglia	Secretary	March 12, 2014
Anna Paglia

* /s/ Kevin M. Carome	Trustee	March 12, 2014
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	March 12, 2014
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	March 12, 2014
Todd J. Barre

* /s/ Marc M. Kole	Trustee	March 12, 2014
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	March 12, 2014
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	March 12, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	March 12, 2014
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	March 12, 2014
Donald H. Wilson

* By: /s/ Anna Paglia	Attorney-In-Fact	March 12, 2014
Anna Paglia

*	Anna Paglia signs this registration statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243 and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase